DEFERRED REVENUE (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
DEFERRED REVENUE
Deferred revenue	$ 1,260	7,815	19,909